Business Combinations - Additional Information (Details)					1 Months Ended	12 Months Ended
	Jun. 22, 2021 USD ($)	Apr. 19, 2021 USD ($) shares	Apr. 19, 2019 USD ($)	Apr. 01, 2019 USD ($)	Sep. 30, 2019 USD ($) Rate	Jun. 30, 2021 USD ($) Rate	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill						$ 109,895,000	$ 87,123,000	$ 87,113,000
Net Liability		$ 5,900,000
Amortization of intangible assets						$ 100,000	$ 100,000
Business Profitability Assumption				60.00%
Kunde Vineyards and Winery
Business Acquisition [Line Items]
Effective date of acquisition		Apr. 19, 2021
Business combinations, outstanding equity interest percentage		100.00%
Acquisition description						Kunde produces and sells premium Sonoma Valley varietal wines via the wholesale channel as well as internationally and locally through its tasting room, wine club, and internet site. In addition, Kunde provides wine storage, processing, and bottling services for other wineries, including the Company. The operations of Kunde align with those of the Company, providing for expanded synergies and growth through the acquisition. Kunde met the definition of a business, and therefore is accounted for as a business combination. Prior to the acquisition, effective January 1, 2021, the Company provided distribution and marketing services for Kunde products.
Amount of estimated consideration		$ 53,063,000
Cash payment to acquire buiness		21,464,000
Goodwill		$ 13,780,000
Shares issued for purchased consideration | shares		906,345
Shares issued for purchased consideration value		$ 58,900,000
Stated interest rate		1.00%
Net Liability		$ (5,900,000)
Amount of recognition of goodwill		13,800,000
Increase In Business Acquisition Pro Forma Revenue			$ 900,000
Business Acquisition, Pro Forma Revenue				$ 2,100,000
Liabilities incurred as consideration transferred		$ 5,900,000
Issuance Of Common Stock Upon Recapitalizations | shares		2,589,507
Kunde Vineyards and Winery | Discount Rate
Business Acquisition [Line Items]
Key assumption rate | Rate					19.0
Kunde Vineyards and Winery | Royalty Rate
Business Acquisition [Line Items]
Key assumption rate | Rate						2.75
Kunde Vineyards and Winery | Notes Payable
Business Acquisition [Line Items]
Amount of estimated consideration		$ 11,700,000
Combined equity interest percentage in acquire						notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.61%, compounded quarterly, and matures on December 31, 2021. To fund the cash portion of the purchase consideration, we utilized the April 2021 increase in the line of credit and delay draw term loan under the amended and restated loan and security agreement. (See Note 7).
Kunde Vineyards and Winery | Cash
Business Acquisition [Line Items]
Cash payment to acquire buiness		$ 21,500,000
Kunde Vineyards and Winery | Executive Officer
Business Acquisition [Line Items]
Business combinations, outstanding equity interest percentage		33.30%
Amount of estimated consideration		$ 53,000,000.0
Owen Roe Vineyards and Winery
Business Acquisition [Line Items]
Amount of estimated consideration					$ 16,131,000
Cash payment to acquire buiness					15,131,000
Goodwill					10,000
Amount of recognition of goodwill					$ 10,000
Goodwill recognized description						Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired. The acquisition of Owen Roe resulted in the recognition of $10 thousand of goodwill. We believe this goodwill is attributable to our investment in synergies for expanding our brands in the wholesale market. In accordance with ASC 350, goodwill will not be amortized but rather will be tested for impairment at least annually. Key assumptions in valuing the trademarks include (1) a royalty rate of 2.0%, and (2) a discount rate of 28.0%.
Owen Roe Vineyards and Winery | Discount Rate
Business Acquisition [Line Items]
Key assumption rate | Rate					0.280
Owen Roe Vineyards and Winery | Royalty Rate
Business Acquisition [Line Items]
Key assumption rate | Rate					0.020
Owen Roe Vineyards and Winery | Goodwill
Business Acquisition [Line Items]
Amortization of intangible assets					$ 0
Owen Roe Vineyards and Winery | Notes Payable
Business Acquisition [Line Items]
Amount of estimated consideration					1,000,000.0
Owen Roe Vineyards and Winery | Cash
Business Acquisition [Line Items]
Cash payment to acquire buiness					$ 15,100,000
The Sommelier Company
Business Acquisition [Line Items]
Amount of estimated consideration	$ 12,000,000.0
Contingent Consideration Amount	4,000,000.0
Goodwill						$ 9,000,000.0
The Sommelier Company | Discount Rate
Business Acquisition [Line Items]
Key assumption rate						20
The Sommelier Company | Royalty Rate
Business Acquisition [Line Items]
Key assumption rate						1.5
The Sommelier Company | Customer Attrition Rate
Business Acquisition [Line Items]
Key assumption rate						50
The Sommelier Company | Asset Charge Assumption Rate
Business Acquisition [Line Items]
Key assumption rate						3.8
The Sommelier Company | Return on Investment
Business Acquisition [Line Items]
Key assumption rate						19
The Sommelier Company | Trademarks and Indefinite Lived Assets
Business Acquisition [Line Items]
Key assumption rate						19
The Sommelier Company | Cash
Business Acquisition [Line Items]
Cash payment to acquire buiness	$ 8,000,000.0